Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,636,000
Previously Paid Amount	0.00
Total Fee Amount	250.47
Total Offset Amount	0.00
Net Fee	250.47
Narrative - Max Aggregate Offering Price	$ 1,636,000
Final Prospectus	true